Estimated Useful Lives for Deprecation Purposes (Detail)	12 Months Ended
Dec. 31, 2014
Telephone Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment	7 years
Computer Hardware [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment	5 years
Furniture And Office Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment	7 years
Medical Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment	5 years
Leasehold Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment	Estimated usefule life or lease term
Minimum [Member] | Computer Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment	3 years
Maximum [Member] | Computer Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment	5 years